Basis of Presentation - Schedule of Fair Value of Loans, Correction (Detail) - USD ($) $ / shares in Units, $ in Thousands, shares in Millions			3 Months Ended		6 Months Ended			12 Months Ended
	May. 06, 2015	Apr. 28, 2015	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Dividends declared per share (in dollars per share)			$ 0.12	$ 0.59	$ 0.12	$ 0.59		$ 1.76	$ 0.72	$ 0.72
Change in fair value of loans			$ 15,208	$ 8,730	$ 32,308	$ (380)		$ 11,904	$ (41,160)	$ 15,093
Subsequent event
Dividends declared per share (in dollars per share)		$ 0.12
Derivatives, net realized and unrealized gain (loss) | Adjustment
Reclassification adjustment						(1,078)	$ (14,124)	11,922	(40,305)	19,369
Net increase (decrease) in fair value of loans at fair value | Adjustment
Loan fair value change related to interest rates						1,078	14,124	(11,922)	40,305	(19,369)
Loan fair value change related to credit quality						(698)	(396)	18	855	4,276
Reclassification adjustment						380	13,728	(11,904)	41,160	(15,093)
Noninterest expense | Previously Reported
Unrealized gain (loss) on derivatives									(40,305)	19,369
Change in presentation of gain (loss) for derivatives related to fair value loans | Noninterest expense | Previously Reported
Unrealized gain (loss) on derivatives						(1,078)	(14,124)	11,922	(40,305)	19,369
Change in presentation of changes in fair value of fair value loans | Interest income | Previously Reported
Loan fair value change related to interest rates						1,078	14,124	(11,922)	40,305	(19,369)
Loan fair value change related to credit quality						(698)	(396)	18	855	4,276
Change in fair value of loans						$ 380	$ 13,728	$ (11,904)	$ 41,160	$ (15,093)
National Australia Bank Limited | Subsequent event
Number of shares sold by company	23.0
Shares sold by parent, percentage of company stock	39.70%
Ownership percentage by parent	28.50%